NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Financing Receivable, Past Due [Line Items]
Current		$ 91,234	$ 90,404
90 Days + Past Due Non-accrual			225
Total Past Due			225
Total Loans		91,234	90,629
Deferred loan fees		416	507
Allowance for loan losses		(618)	(548)
Net Loans Receivable		91,032	90,588
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Past Due [Line Items]
Current		78,077	76,564
90 Days + Past Due Non-accrual			225
Total Past Due			225
Total Loans		78,077	76,789
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member]
Financing Receivable, Past Due [Line Items]
Current		1,868	2,907
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		1,868	2,907
First Mortgage Loans Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Past Due [Line Items]
Current		446	694
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		446	694
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Past Due [Line Items]
Current		3,755	3,123
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		3,755	3,123
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member]
Financing Receivable, Past Due [Line Items]
Current		4,132	3,727
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		4,132	3,727
First Mortgage Loans Commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member]
Financing Receivable, Past Due [Line Items]
Current		1,137	906
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		1,137	906
Consumer Loans Home Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Past Due [Line Items]
Current		1,729	1,953
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		1,729	1,953
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member]
Financing Receivable, Past Due [Line Items]
Current		79	112
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		79	112
Consumer Loans Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Current	[1]	11	418
90 Days + Past Due Non-accrual	[1]
Total Past Due	[1]
Total Loans	[1]	11	418
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	[1]
Commercial Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	[1]
Commercial Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	[1]

[1]	Not secured by real estate.